SHARE BASED COMPENSATION AND BENEFIT PLANS (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation [Abstract]
Number of additional shares approved for grant (in shares)	400
Shares issued on deferral basis credited percentage of current value	90.00%
Total compensation cost not yet recognized	$ 1,700
Total compensation cost not yet recognized, period for recognition	1 year 8 months 12 days
Long-Term Incentive Plan [Member]
Share Based Compensation [Abstract]
Total compensation expense recognized	$ 1,600	$ 1,600	$ 1,500
Tax benefit relating to compensation expense recognized	$ 300	$ 300	$ 300
Restricted Stock [Member] | Long-Term Incentive Plan [Member]
Share Based Compensation [Abstract]
Number of restricted stock units issued to executive officers (in shares)		10	2
Vesting period		3 years	3 years
Non-Employee Directors [Member]
Share Based Compensation [Abstract]
Number of additional shares approved for grant (in shares)	100
Total compensation expense recognized	$ 400	$ 300	$ 200
Tax benefit relating to compensation expense recognized	$ 70	$ 50	$ 40
Executive Officers [Member] | Restricted Stock [Member] | Long-Term Incentive Plan [Member]
Share Based Compensation [Abstract]
Number of restricted stock units issued to executive officers (in shares)	60	60	50
Vesting period	3 years	3 years
Executive Officers [Member] | Performance Stock Units [Member] | Long-Term Incentive Plan [Member]
Share Based Compensation [Abstract]
Number of restricted stock units issued to executive officers (in shares)	20	20	20
Vesting period	3 years	3 years
Directors [Member]
Share Based Compensation [Abstract]
Shares issues as retainer fees (in shares)	20	10	10